Financial risk management (Tables)	12 Months Ended
Jun. 30, 2019
Financial Risk Management [Abstract]
Schedule of assumptions and scenarios
	2019
		Devaluation in reais (R$)		Appreciation in reais (R$)
	Probable scenario	Scenario I -25%	Scenario II -50%	Scenario III +25%	Scenario IV + 50%
Soybean - R$ / bag –December 20, 2019 (CBOT)	80.69	60.52	40.35	100.86	121.04
Soybean - R$ / bag – February 21, 2020 (CBOT)	79.55	59.66	39.78	99.44	119.33
Soybean - R$ / bag – June 26, 2020 (CBOT)	80.69	60.52	40.35	100.86	121.04
Soybean - R$ / bag – June 29, 2020 (CBOT)	80.69	60.52	40.35	100.86	121.04
Corn - R$ / bag – August 23, 2019 (CBOT)	38.45	28.84	19.23	48.06	57.68
Corn - R$ / bag – September 13, 2019 (CBOT)	38.45	28.84	19.23	48.06	57.68
Corn - R$ / bag – September 17, 2019 (BM&F)	37.16	27.87	18.58	46.45	55.74
Corn - R$ / bag –December 20, 2019 (CBOT)	37.77	28.33	18.89	47.21	56.66
Corn - R$ / bag – August 24, de 2020 (CBOT)	37.77	28.33	18.89	47.21	56.66
Fed Cattle - R$ / arroba –July 31, 2019 (BM&F)	156.00	117.00	78.00	195.00	234.00
Fed Cattle - R$ / arroba – October 31, 2019 (BM&F)	164.15	123.11	82.08	205.19	246.23
Fed Cattle - R$ / arroba – November 1, 2019 (BM&F)	164.15	123.11	82.08	205.19	246.23
Cotton - R$ / arroba – July 12, 2019 (CBOT)	83.74	62.81	41.87	104.68	125.61
Cotton - R$ / arroba – November 11, 2019 (CBOT)	83.74	62.81	41.87	104.68	125.61
Cotton - R$ / arroba –December 6, 2019 (CBOT)	83.74	62.81	41.87	104.68	125.61
USD - July 4, 2019	3.83	2.87	1.92	4.79	5.75
USD - July 5, 2019	3.83	2.87	1.92	4.79	5.75
USD - July 30, 2019	3.85	2.89	1.93	4.81	5.78
USD - July 31, 2019	3.85	2.89	1.93	4.81	5.78
USD - August 30, 2019	3.86	2.90	1.93	4.83	5.79
USD - November 26, 2019	3.89	2.92	1.95	4.86	5.84
USD - March 30, 2020	3.93	2.95	1.97	4.91	5.90
Interest (rate%) – August 15, 2023	6.83%	5.12%	3.42%	8.54%	10.25%

Schedule of a summary of possible scenarios of loans and receivables
							Scenario I - Possible		Scenario II - Remote		Scenario I - Possible		Scenario II - Remote
(*) annual average rates		At June 30, 2019			Scenario I – Probable		Decrease	-25%	Decrease	-50%	Increase	25%	Increase	50%
Operation	Risk	Balance (R$)	Notional	Rate	Balance (R$)	Rate(*)	Balance (R$)	Rate	Balance (R$)	Rate	Balance (R$)	Rate	Balance (R$)	Rate

Short-term investments	CDI	81,013	-	6.40%	(486)	5.80%	(1,175)	4.35%	(2,349)	2.90%	1,175	7.25%	2,349	8.70%
Marketable securities - LFT	SELIC	55	-	6.40%	-	6.58%	(1)	4.94%	(2)	3.29%	1	8.23%	2	9.87%
Marketable securities	CDI	13,097	-	6.40%	(79)	5.80%	(190)	4.35%	(380)	2.90%	190	7.25%	380	8.70%
Cash - USD	USD	21,390	5,582	3.83	(718)	3.96	(5,527)	2.97	(11,054)	1.98	5,527	4.95	11,054	5.94
Total cash, cash equivalents		115,555	5,582		(1,283)		(6,893)		(13,785)		6,893		13,785

Financing in Paraguay - Palmeiras	USD	(322)	(84)	3.83	(41)	3.96	319	2.97	638	1.98	(319)	4.95	(638)	5.94
Debentures	CDI	(151,344)	-	6.40%	908	5.80%	2,194	4.35%	4,389	2.90%	(2,194)	7.25%	(4,389)	8.70%
Financing for Machinery and Equipment – FINAME	TJLP	(1,284)	-	6.26%	-	6.26%	20	4.70%	40	3.13%	(20)	7.83%	(40)	9.39%
Financing for sugarcane	TJLP	(10,947)	-	6.26%	-	6.26%	171	4.70%	343	3.13%	(171)	7.83%	(343)	9.39%
Total financing (b)		(163,897)	(84)		867		2,704		5,410		(2,704)		(5,410)

Araucária III	Soybean bags	5,222	78,508	71.16	-	71.16	(1,306)	53.37	(2,611)	35.58	1,306	88.95	2,611	106.74
Araucária IV	Soybean bags	7,238	106,393	73.70	-	73.70	(1,810)	55.28	(3,619)	36.85	1,810	92.13	3,619	110.55
Araucária V	Soybean bags	38,083	575,000	79.39	-	79.39	(9,521)	59.54	(19,042)	39.69	9,521	99.23	19,042	119.08
Jatobá I	Soybean bags	6,182	90,000	72.73	-	72.73	(1,546)	54.55	(3,091)	36.36	1,546	90.91	3,091	109.09
Jatobá II	Soybean bags	118,823	1,833,296	81.65	-	81.65	(29,706)	61.23	(59,412)	40.82	29,706	102.06	59,412	122.47
Jatobá III	Soybean bags	42,131	704,805	83.27	-	83.27	(10,533)	62.45	(21,066)	41.64	10,533	104.09	21,066	124.91
Alto Taquari	Soybean bags	4,269	67,968	73.55	-	73.55	(1,067)	55.16	(2,135)	36.78	1,067	91.94	2,135	110.33
Total receivables from farms		221,948	3,455,970		-		(55,489)		(110,976)		55,489		110,976

Operations with derivatives, net	Grains	(8,383)	(2,588,394)	(a)	(8,798)	(a)	5,834	(a)	11,047	(a)	(39,369)	(a)	(76,354)	(a)
Operations with derivatives, net	USD	894	(41,889)	(a)	957	(a)	37,699	(a)	74,440	(a)	(35,785)	(a)	(72,527)	(a)
Operations with derivatives, net	Cattle	(89)	(23,430)	(a)	40	(a)	1,692	(a)	3,344	(a)	(1,612)	(a)	(3,263)	(a)
Operations with derivatives, net	Cotton	164	(1,674)	(a)	245	(a)	526	(a)	808	(a)	(7,016)	(a)	(28,189)	(a)
Operations with derivatives, net	Swap	986	14,810	(a)	1,038	(a)	1,602	(a)	2,190	(a)	498	(a)	(21)	(a)
Margin - LFT Socopa	SELIC	2,292	-	6.40%	(14)	5.80%	(33)	4.35%	(66)	2.90%	33	7.25%	66	8.70%
Total derivatives (a)		(4,136)			(6,532)		47,320		91,763		(83,251)		(180,288)

Cresca, net	USD	(1,358)	(354)	3.83	(44)	3.96	350	2.97	701	1.98	(350)	4.95	(701)	5.94
Helmir, net	USD	301	79	3.83	12	3.96	(78)	2.97	(156)	1.98	78	4.95	156	5.94
Total related parties		(1,057)	(275)		(32)		272		545		(272)		(545)

(*)	SOURCE Risks: Bloomberg

(a)	For sensitivity analysis of derivative positions, forward rates and prices at each maturity date of the operation were used, according to the table above.

(b)	The sensitivity analyses do not consider financing transactions with fixed rate.

Schedule of financial liabilities by maturity
	Note	Less than one year	From one to two years	From three to five years	Above five years	Total

At June 30, 2019
Trade payable	14.1	63,959	-	-	-	63,959
Financial instruments derivatives	6	11,055	-	-	-	11,055
Loans, financing and debentures	15	76,608	78,326	124,191	6,728	285,853
Lease payables	13	254	-	-	20,943	21,197
Transactions with related parties	27	2,405	-	-	-	2,405

At June 30, 2018
Trade payable	14.1	48,518	-	-	-	48,518
Financial instruments derivatives	6	10,489	2,145	-	-	12,634
Loans and financing	15	68,412	21,298	143,793	22,302	255,805
Lease payables	13	1,676			18,539	20,215
Transactions with related parties	27	1,831	-	-	-	1,831

Schedule of net debt of loans, acquisitions payable and trade accounts payables
	2019	2018
Loans, financing and debentures (Note 15)	285,853	255,805
Total lease payables (Note 13)	21,197	20,215
Total trade accounts payables (Note 14.1)	63,959	48,518
Total derivatives (Note 6)	11,055	12,634
	382,064	337,172
Less: cash and cash equivalents (Note 5.1)	(106,627)	(104,314)
Less: marketable securities (Notes 5.2)	(13,152)	(29,441)
	(119,779)	(133,755)
Net debt	262,285	203,417
Total equity	880,533	755,864
Financial leverage	29.79%	26.91%

Schedule of main assets and liabilities that are measured at fair value, as well as the level of hierarchy
	June 30, 2019
Consolidated - R$ thousand	Note	Book value	Fair value	Quoted prices in active markets (Level 1)	Significant observable data (Level 2)	Significant non-observable data (Level 3)
Financial assets measured at amortized cost
Current
Trade receivables, net	7,1	71,295	71,295	-	71,295	-
Related-party transactions	27	1,987	1,987	-	1,987	-

Financial assets measured at fair value through profit and loss
Current
Cash equivalents	5,1	81,013	81,013	81,013	-	-
Marketable securities	5,2	4,038	4,038	4,038	-	-
Receivables from sale of farm, net (c)	7,1	41,351	41,351	-	-	41,351
Derivative operations (b)	6	5,906	5,906	3,084	2,822	-
Noncurrent
Marketable securities	5,2	9,114	9,114	9,114	-	-
Receivables from sale of farm, net (c)	7,1	180,597	180,597	-	-	180,597
Derivative operations (b)	6	1,013	1,013	27	986	-

Non-financial assets measured at fair value
Current
Biological assets	9	99,881	-	-	13,887	85,994

Noncurrent
Biological assets	9	23,235	-	-	23,235	-

Non-financial assets measured at cost
Noncurrent
Investment properties	10	548.717	1,471,248	-	-	1,471,248

Financial liabilities measured at amortized cost
Current
Trade payables	14,1	63,959	63,959	-	63,959	-
Borrowings and Financing (a)	15	76,608	76,608	-	76,608	-
Related-party transactions	27	2,405	2,405	-	2,405	-
Noncurrent
Loans and financing (a)	15	209,245	209,245	-	209,245	-

Financial liabilities measured at fair value through profit and loss
Current
Financial lease sugarcane field – Parceria III	13	254	254	-	254	-
Derivative operations (b)	6	11,055	11,055	9,127	1,928	-
Noncurrent
Financial lease sugarcane field – Parcerias III and IV	13	20,943	20,943	-	20,943	-

	June 30, 2018
Consolidated - R$ thousand	Note	Carrying amount	Fair value	Quoted prices in active markets (Level 1)	Significant observable data (Level 2)	Significant non-observable data (Level 3)
Financial assets measured at amortized cost
Current
Trade accounts receivable, net	7,1	57,185	57,185	-	57,185	-
Transactions with related parties	27	1,66	1,66	-	1,66	-

Financial assets measured at fair value through profit and loss
Current
Cash equivalents	5,1	81,213	81,213	81,213	-	-
Marketable securities	5,2	11,215	11,215	11,215	-	-

Receivables from sale of farm, net	7,1	21,372	21,372	-	21,372	-
Derivative financial instruments (b)	6	28,299	28,299	21,006	7,293	-
Noncurrent
Marketable securities	5,2	18,226	18,226	18,226	-	-
Receivables from sale of farm, net	7,1	55,423	55,423	-	55,423	-
Derivative financial instruments (b)	6	4,053	4,053	-	4,053	-

Non-financial assets measured at fair value
Current
Biological assets	9	61,993	61,993	2,203	-	59,79

Noncurrent
Biological assets	9	34,053	34,053	-	34,053	-

Non-financial assets measured at cost
Noncurrent
Investment properties	10	557,152	1,385,780	-	-	1,385,780

Financial liabilities measured at amortized cost
Current
Trade accounts payable	14,1	48,518	48,518	-	48,518	-
Loans and financing (a)	15	68,412	68,412	-	68,412	-
Transactions with related parties	27	1,831	1,831	-	1,831	-
Noncurrent
Loans and financing (a)	15	187,393	187,393	-	187,393	-

Financial liabilities measured at fair value through profit and loss
Current
Financial lease sugarcane field – Parceria III	13	1,676	1,676	-	1,676	-
Derivative financial instruments (b)	6	10,489	10,489	1,275	9,214	-
Noncurrent
Financial lease sugarcane field – Parcerias III and IV	13	18,539	18,539	-	18,539	-
Derivative financial instruments (b)	6	2,145	2,145	-	2,145	-

(a)	The book value of loans and financing presented in the financial statements approximates the fair value, since the rates of these instruments are substantially subsidized and there is no intention of early settlement;
(b)	The derivative transactions negotiated at active market are measured at fair value at Level 1, over-the-counter transactions are measured at Level 2, as presented in the table above
(c)	Due to market volatility, one of the non-observable inputs became significant and the receivables from sales of farms were reclassified from Level 2 to Level 3. The Company's policy is to recognize transfers from and to Level 3 on the date of the event or change in the circumstances that caused the transfer.

Schedule of fair value of the credits from the sale of the farm

Description	Evaluation method	Significant non-observable inputs	Variation of non-observable inputs	Sensitivity of inputs to fair value
Receivables from sales of farms	Discounted cash flow	Premium (or Basis)	0.3 - 0.5 USD/bu	The increase or decrease of 0.20 USD/bu in the premium (or basis) paid for the soybean would result in an impact of R$4,644. An increase or decrease of 2% in the receivables from sales of farms.